UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$260	5.000%, 1/01/32	1/15 at 100.00	Baa3	$259,792
230	5.125%, 1/01/37	1/15 at 100.00	Baa3	231,159

	Consumer Staples - 4.7% (3.2% of Total Investments)
925	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	967,328
	2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
2,240	6.125%, 6/01/24	6/13 at 100.00	BBB	2,499,101
1,125	6.375%, 6/01/32	6/13 at 100.00	BBB	1,273,309

	Education and Civic Organizations - 20.4% (14.0% of Total Investments)
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C, 5.000%,	7/11 at 101.00	AAA	1,562,220
	7/01/31 - FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	AAA	216,944
	Project, Series 2001A, 5.250%, 7/01/16 - AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 - AMBAC Insured	7/11 at 100.00	AAA	3,947,359
1,600	5.000%, 7/01/26 - AMBAC Insured	7/11 at 100.00	AAA	1,663,472
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	7/11 at 100.00	AAA	1,083,640
	Series 2001G, 5.250%, 7/01/18 - MBIA Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	314,235
	2002A, 5.000%, 7/01/17 - RAAI Insured
750	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	806,873
	2004L, 5.125%, 7/01/21 - MBIA Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AAA	681,628
	2004A, 5.125%, 7/01/19 - FGIC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	AAA	1,062,050
	Series 2004B, 5.000%, 7/01/21 - AMBAC Insured
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	264,105
	2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,255	5.000%, 7/01/12 - MBIA Insured	No Opt. Call	AAA	1,364,524
625	5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	661,969
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series
	2005F:
1,200	5.000%, 7/01/17 - FGIC Insured	7/15 at 100.00	AAA	1,302,612
520	5.000%, 7/01/32 - FGIC Insured	7/15 at 100.00	AAA	549,141
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,070,280
500	5.250%, 9/01/31	9/11 at 100.00	BBB	511,585
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB	527,535
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System,
	Series 2002, 5.500%, 12/01/31
1,905	University of Puerto Rico, University System Revenue Bonds, Series 1995M, 5.250%, 6/01/25 - MBIA	12/05 at 101.50	AAA	1,936,375
	Insured

	Energy - 1.1% (0.8% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities - Hovensa LLC Coker,	1/13 at 100.00	BBB	1,135,750
	Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials - 1.9% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties	11/08 at 101.00	N/R	863,881
	LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	817,958
	Project, Series 2002, 5.750%, 10/01/21
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark	4/06 at 102.00	Ba3	258,015
	Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14

	Healthcare - 16.1% (11.1% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	326,573
	5.750%, 2/15/34
40	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB-	41,602
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,717,385
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	1,450,859
	Series 2002, 5.875%, 7/01/21
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	1,019,170
	Series 2003, 5.500%, 7/01/33
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	560,250
	Group, Series 2000, 7.500%, 7/01/30
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	806,415
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,225,660
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series	1/09 at 101.00	AAA	1,600,290
	1998, 5.250%, 7/01/10 - FSA Insured
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette Tomlin	7/09 at 101.00	A2	2,597,600
	Memorial Hospital, Series 1999, 5.500%, 7/01/29
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital, Series	7/14 at 100.00	AA	901,716
	2004A, 5.250%, 7/01/20 - RAAI Insured

	Long-Term Care - 1.7% (1.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey,
	Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A+	1,111,880
335	5.500%, 6/01/31	6/11 at 102.00	A+	359,385
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	260,943
	Wards Homestead, Series 2004A, 5.800%, 11/01/31

	Tax Obligation/General - 5.5% (3.7% of Total Investments)
	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series
	2001:
1,850	4.750%, 8/15/18 - FSA Insured	8/10 at 100.00	AAA	1,933,657
1,630	4.750%, 8/15/19 - FSA Insured	8/10 at 100.00	AAA	1,702,600
360	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 - AMBAC Insured	No Opt. Call	AAA	402,959
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 - FSA	7/11 at 100.00	AAA	1,447,335
	Insured

	Tax Obligation/Limited - 23.3% (16.0% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	662,748
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,500	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AAA	1,630,110
	2005A, 5.000%, 9/01/16 - FSA Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004,	1/15 at 102.00	AAA	1,208,339
	5.250%, 1/01/16 - AMBAC Insured
2,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/12 -	No Opt. Call	Aaa	2,177,340
	FSA Insured
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
550	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	601,849
900	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	957,276
1,015	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	1,077,656
925	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/15 at 100.00	AAA	992,488
	Services - Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 - AMBAC Insured
525	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1,	9/15 at 100.00	AAA	569,189
	5.000%, 9/01/17 - AMBAC Insured
2,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A,	7/14 at 100.00	AAA	2,424,312
	5.250%, 7/01/15 - MBIA Insured
1,200	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	1,271,064
	6/15/34
1,550	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	1,722,779
	5.250%, 12/15/14 - FGIC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	9/12 at 100.00	AAA	1,092,240
	Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,118,940
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured
1,115	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 - FGIC	9/15 at 100.00	AAA	1,193,050
	Insured
1,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	1,325,028
	12/15/13 - FGIC Insured
1,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%,	No Opt. Call	AAA	1,805,351
	12/15/13 - MBIA Insured
1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	AA	1,583,145
	Note, Series 1998A, 5.500%, 10/01/18 - RAAI Insured

	Transportation - 25.0% (17.1% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 - MBIA Insured	1/15 at 100.00	AAA	1,061,140
1,000	5.000%, 1/01/26 - MBIA Insured	1/15 at 100.00	AAA	1,061,140
1,000	5.000%, 1/01/28 - MBIA Insured	1/15 at 100.00	AAA	1,058,000
1,800	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	1,567,908
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,195	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 - FSA Insured	1/15 at 100.00	AAA	1,258,694
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16	No Opt. Call	AAA	152,793
50	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	59,364
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	3,192,540
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	405,593
	1/01/21 - MBIA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series	1/07 at 101.00	AAA	2,071,100
	1997, 5.375%, 1/15/32 - MBIA Insured
3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	3,663,590
	2000, 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 102.00	AAA	5,331,300
	LLC, Sixth Series 1997, 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured
4,000	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series 1999,	11/09 at 101.00	AAA	4,250,200
	5.125%, 11/01/22 - AMBAC Insured

	U.S. Guaranteed *** - 19.2% (13.2% of Total Investments)
3,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	3,355,530
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)
1,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2003, 5.250%,	1/13 at 100.00	AAA	1,105,450
	1/01/18 (Pre-refunded to 1/01/13) - MBIA Insured
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,602,656
	5.000%, 6/15/21 (Pre-refunded to 6/15/11) - AMBAC Insured
1,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C,	6/12 at 100.00	AAA	1,631,445
	5.000%, 6/15/15 (Pre-refunded to 6/15/12) - MBIA Insured
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	1,108,660
	5.250%, 6/15/21 (Pre-refunded to 6/15/13) - FGIC Insured
900	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	983,664
	5.000%, 9/01/17 (Pre-refunded to 9/01/13) - MBIA Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
1,000	5.500%, 6/15/17 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	1,125,340
1,000	5.500%, 6/15/18 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	1,125,340
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
730	6.500%, 1/01/16	No Opt. Call	AAA	868,715
45	6.500%, 1/01/16	No Opt. Call	AAA	53,551
20	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	23,800
	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001:
2,150	5.250%, 7/01/27 (Pre-refunded to 7/01/11) - FSA Insured	7/11 at 100.00	AAA	2,362,614
1,230	5.125%, 7/01/30 (Pre-refunded to 7/01/11) - FSA Insured	7/11 at 100.00	AAA	1,343,652
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,640,880
	10/01/40

	Utilities - 2.6% (1.8% of Total Investments)
1,815	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/05 at 100.00	Baa3	1,823,966
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	796,470
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

	Water and Sewer - 23.7% (16.3% of Total Investments)
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,871,024
	5.000%, 12/01/18 - MBIA Insured
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company,	5/08 at 102.00	Aaa	4,884,780
	Series 1997B, 5.375%, 5/01/32 (Alternative Minimum Tax) - FGIC Insured
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company,	2/08 at 102.00	AAA	7,268,170
	Series 1998, 5.350%, 2/01/38 (Alternative Minimum Tax) - MBIA Insured
2,775	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 1998A,	9/08 at 101.00	AAA	2,831,968
	4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Aaa	7,050,539
	0.000%, 8/01/23 - MBIA Insured

$146,855	Total Long-Term Investments (cost $140,379,845) - 145.7%			146,703,599

	Other Assets Less Liabilities - 2.0%			1,956,174

	Preferred Shares, at Liquidation Value - (47.7)%			(48,000,000)

	Net Assets Applicable to Common Shares - 100%			$100,659,773

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $140,496,696.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$6,761,374
Depreciation	(554,471)

Net unrealized appreciation of investments	$6,206,903

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.